Contingent consideration liabilities - Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Shionogi ViiV healthcare joint venture [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10% increase in sales forecasts	£ 535
10% decrease in sales forecasts	(535)
1% increase in discount rate	(228)
1% decrease in discount rate	245
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent appreciation of US Dollar	329
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent depreciation of US Dollar	(284)
Shionogi ViiV healthcare joint venture [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent appreciation of Euro	95
Shionogi ViiV healthcare joint venture [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent depreciation of Euro	(80)
Novartis vaccines [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10% increase in sales forecasts	56
10% decrease in sales forecasts	(55)
1% increase in discount rate	(18)
1% decrease in discount rate	20
5% increase in probability of milestone success	6
5% decrease in probability of milestone success	(6)
Novartis vaccines [member] | 10 cent appreciation of the US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent appreciation of US Dollar	17
Novartis vaccines [member] | 10 cent depreciation of US Dollar [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent depreciation of US Dollar	(15)
Novartis vaccines [member] | 10 cent appreciation of the Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent appreciation of Euro	25
Novartis vaccines [member] | 10 cent depreciation of Euro [member]
Disclosure of valuation techniques and key model inputs used to measure contingent consideration [Line Items]
10 cent depreciation of Euro	£ (21)